Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 30,968	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	799,574	769,631	757,267	782,770	864,830
Residential Mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,991	29,952
Loans	325,365	314,885
Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	68,417	59,170
60.01-80%	84,927	62,553
80.01-100%	52,868	57,054
100.01-120%	30,580	36,945
Greater than 120%	28,139	37,234
No LTV/CLTV Available	3,724	5,422
Government insured/guaranteed loans	29,719	26,555
Loans, excluding Purchased Credit Impaired Loans	298,374	284,933
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,839	29,746	33,245	38,386	39,214
Loans	249,900	228,894	230,235	229,536	247,894
Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	56,247	46,476
60.01-80%	69,759	46,831
80.01-100%	34,830	36,764
100.01-120%	17,004	21,116
Greater than 120%	13,529	18,608
No LTV/CLTV Available	1,973	2,798
Government insured/guaranteed loans	29,719	26,555
Loans, excluding Purchased Credit Impaired Loans	223,061	199,148
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	152	206	250	331	728
Loans	75,465	85,991	96,149	103,708	110,164
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	12,170	12,694
60.01-80%	15,168	15,722
80.01-100%	18,038	20,290
100.01-120%	13,576	15,829
Greater than 120%	14,610	18,626
No LTV/CLTV Available	1,751	2,624
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	$ 75,313	$ 85,785